Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000005466
Average Annual Return [Line Items]
Average Annual Return, Percent	26.22%	1.05%	5.62%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%	7.69%